Summary of Significant Accounting Policies - Stock-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock-based compensation expense
Stock-based compensation expense	$ 17,042	$ 405	$ 21,544	$ 1,624	$ 3,399	$ 2,492
Performance-based stock options
Stock-based compensation expense
Stock-based compensation expense	$ 15,898		$ 15,898		$ 0